Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share repurchases [abstract]
Share repurchases	$ 1,400	$ 200
Shares repurchased	12.8	2.6
Share repurchases - average price per share in U.S. dollars	$ 109.42	$ 78.37